Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium
Issued and fully paid

HSBC Bank plc £1.00 ordinary shares
	2022		2021
	Number	£m	Number	£m
At 1 Jan	796,969,111	797	796,969,111	797
At 31 Dec	796,969,112	797	796,969,111	797

HSBC Bank plc share premium
	2022	2021
	£m	£m
At 31 Dec	420	—

Total called up share capital and share premium
	2022	2021
	£m	£m
At 31 Dec	1,217	797

HSBC Bank plc $0.01 non-cumulative third dollar preference shares
	2022		2021
	Number	£000	Number	£000
At 1 Jan and 31 Dec	35,000,000	172	35,000,000	172

Disclosure of other equity instruments
Other equity instruments

HSBC Bank plc additional tier 1 instruments
		2022	2021
		£m	£m
€1,900m	Undated Subordinated Resettable Additional Tier 1 instrument issued 2015 (Callable December 2020 onwards)	1,388	1,388
€235m	Undated Subordinated Resettable Additional Tier 1 instrument issued 2016 (Callable January 2022 onwards)	197	197
€300m	Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards)	263	263
£555m	Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards)	555	555
£500m	Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards)	500	500
€250m	Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards)	213	213
£431m	Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable December 2024 onwards)	431	431
€200m	Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable January 2025 onwards)	175	175
€250m	Undated Subordinated Resettable Additional Tier 1 instruments issued 2022 (Callable March 2027 onwards)	208	—
At 31 Dec		3,930	3,722